UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2018

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 3.5%
Ford Motor Co.	798,329	$8,757,669
General Motors Co.	205,453	8,713,262

Total Automobiles		17,470,931

Distributors - 1.7%
Genuine Parts Co.	80,154	8,341,627

Hotels, Restaurants & Leisure - 2.9%
DineEquity Inc.	20,445	1,132,244
McDonald’s Corp.	77,607	13,281,662

Total Hotels, Restaurants & Leisure		14,413,906

Media - 2.9%
Omnicom Group Inc.	159,283	12,209,042
Regal Entertainment Group, Class A Shares	100,211	2,292,827

Total Media		14,501,869

Specialty Retail - 1.4%
L Brands Inc.	138,634	6,944,177

TOTAL CONSUMER DISCRETIONARY		61,672,510

CONSUMER STAPLES - 14.6%
Beverages - 2.6%
PepsiCo Inc.	108,258	13,023,437

Food Products - 2.6%
General Mills Inc.	221,916	12,979,867

Household Products - 4.8%
Kimberly-Clark Corp.	103,300	12,086,100
Procter & Gamble Co.	135,237	11,676,362

Total Household Products		23,762,462

Tobacco - 4.6%
Altria Group Inc.	164,322	11,558,410
Philip Morris International Inc.	107,757	11,554,783

Total Tobacco		23,113,193

TOTAL CONSUMER STAPLES		72,878,959

FINANCIALS - 9.9%
Banks - 1.9%
Park National Corp.	2,615	274,627
People’s United Financial Inc.	311,848	6,134,050
Umpqua Holdings Corp.	144,264	3,123,316

Total Banks		9,531,993

Insurance - 1.2%
First American Financial Corp.	45,812	2,706,115
Old Republic International Corp.	130,838	2,811,708
Safety Insurance Group Inc.	4,195	325,742

Total Insurance		5,843,565

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment (REITs) - 6.6%
AGNC Investment Corp.	275,040	$5,168,002
Annaly Capital Management Inc.	543,571	5,729,238
Anworth Mortgage Asset Corp.	52,439	254,854
Apollo Commercial Real Estate Finance Inc.	140,676	2,556,083
Blackstone Mortgage Trust Inc., Class A Shares	55,291	1,714,021
Capstead Mortgage Corp.	61,050	501,220
Cherry Hill Mortgage Investment Corp.	14,977	254,010
Chimera Investment Corp.	116,462	1,978,689
Granite Point Mortgage Trust Inc.	18,089	311,854
MFA Financial Inc.	197,682	1,415,403
MTGE Investment Corp.	28,217	479,689
New Residential Investment Corp.	394,361	6,818,502
New York Mortgage Trust Inc.	92,821	529,080
Pennymac Mortgage Investment Trust	35,222	577,641
Starwood Property Trust Inc.	156,760	3,196,336
Two Harbors Investment Corp.	95,405	1,407,224

Total Mortgage Real Estate Investment (REITs)		32,891,846

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial Inc.	36,971	483,581
Oritani Financial Corp.	16,119	269,187

Total Thrifts & Mortgage Finance		752,768

TOTAL FINANCIALS		49,020,172

INDUSTRIALS - 12.8%
Aerospace & Defense - 3.3%
Boeing Co.	46,543	16,493,443

Air Freight & Logistics - 2.6%
United Parcel Service Inc., Class B Shares	102,325	13,028,019

Electrical Equipment - 5.4%
Eaton Corp. PLC	161,542	13,564,682
Emerson Electric Co.	184,544	13,329,613

Total Electrical Equipment		26,894,295

Industrial Conglomerates - 1.5%
General Electric Co.	444,076	7,180,709

TOTAL INDUSTRIALS		63,596,466

INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 3.1%
Cisco Systems Inc.	374,424	15,553,573

IT Services - 4.9%
International Business Machines Corp.	80,970	13,254,789
Paychex Inc.	164,033	11,195,252

Total IT Services		24,450,041

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	268,578	12,929,345

Software - 1.5%
CA Inc.	208,606	7,478,525

TOTAL INFORMATION TECHNOLOGY		60,411,484

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
MATERIALS - 2.7%
Chemicals - 2.6%
DowDuPont Inc.	170,847	$12,912,616

Paper & Forest Products - 0.1%
Schweitzer-Mauduit International Inc.	10,095	457,102

TOTAL MATERIALS		13,369,718

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Agree Realty Corp.	13,488	649,312
Apple Hospitality REIT Inc.	95,506	1,861,412
Crown Castle International Corp.	123,193	13,892,475
EPR Properties	26,177	1,546,014
Gaming and Leisure Properties Inc.	82,522	3,007,102
Hospitality Properties Trust	48,877	1,388,595
Lamar Advertising Co., Class A Shares	53,077	3,821,544
Liberty Property Trust	66,005	2,733,267
LTC Properties Inc.	16,472	675,022
Monmouth Real Estate Investment Corp.	20,433	349,200
National Health Investors Inc.	17,898	1,262,346
National Retail Properties Inc.	85,663	3,399,108
Piedmont Office Realty Trust Inc., Class A Shares	57,907	1,130,345
Sabra Health Care REIT Inc.	21,604	391,032
Select Income REIT	20,389	455,898
Senior Housing Properties Trust	120,575	2,089,565
STORE Capital Corp.	134,135	3,287,649
WP Carey Inc.	25,131	1,628,740

TOTAL REAL ESTATE		43,568,626

TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T Inc.	339,513	12,714,762
Verizon Communications Inc.	248,496	13,436,179

TOTAL TELECOMMUNICATION SERVICES		26,150,941

UTILITIES - 20.5%
Electric Utilities - 10.4%
Duke Energy Corp.	144,423	11,337,205
Eversource Energy	110,886	6,995,798
Great Plains Energy Inc.	233,113	7,254,477
Hawaiian Electric Industries Inc.	43,346	1,478,532
OGE Energy Corp.	93,315	3,004,743
Pinnacle West Capital Corp.	51,202	4,093,600
PPL Corp.	268,331	8,551,709
Xcel Energy Inc.	200,889	9,168,574

Total Electric Utilities		51,884,638

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - 10.1%
Ameren Corp.		117,798	$6,670,901
CenterPoint Energy Inc.		218,167	6,147,946
Consolidated Edison Inc.		127,923	10,279,892
Dominion Energy Inc.		155,166	11,860,889
NorthWestern Corp.		34,555	1,877,719
SCANA Corp.		92,174	3,745,951
WEC Energy Group Inc.		150,642	9,686,281

Total Multi-Utilities			50,269,579

TOTAL UTILITIES			102,154,217

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $471,736,620)			492,823,093

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,600,354)	1.285%	3,600,354	3,600,354

TOTAL INVESTMENTS - 99.8% (Cost - $475,336,974)			496,423,447
Other Assets in Excess of Liabilities - 0.2%			1,078,284

TOTAL NET ASSETS - 100.0%			$497,501,731

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At January 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-Mini S&P 500 Index	24	3/18	$3,238,009	$3,390,960	$152,951

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis;

Notes to Schedule of Investments (unaudited) (continued)

yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$492,823,093	—	—	$492,823,093

Short-Term Investments†	3,600,354	—	—	3,600,354

Total Investments	$496,423,447	—	—	$496,423,447

Other Financial Instruments:
Futures Contracts	152,951	—	—	152,951

Total	$496,576,398	—	—	$496,576,398

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018